Other liabilities (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other liabilities [Abstract]
Other liabilities
Note 12 - Other liabilities
As of September 30, 2020, other liabilities totaled $1.7 million consisting of $0.2 million related to a reserve for a potential customer dispute and $1.5 million of investor prepayment funds related to the issuance of Series F preferred stock. As of December 31, 2019, other liabilities consisted of a settlement of $0.5 million as a prepayment for the issuance of common stock.

Note 12 – Other liabilities

Other liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Cash advance	$-	$1,899
Investor prepayment	500	-
Deferred rent	-	15
Total other liabilities	$500	$1,914

During fiscal year 2018, the Company received net cash advances totaling $1.9 million from a third-party lender, that were secured by customer payments on future sales and receivables.  At December 31, 2019, the Company held $0.5 million as a prepayment for the issuance of common stock in 2020.